ACCOUNTS RECEIVABLE (Schedule Of Accounts Receivable) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 126,352,173	$ 77,858,266
Less: Allowance for doubtful accounts	(1,236,331)	(590,991)
Total	$ 125,115,842	$ 77,267,275